Financial instruments and related disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and related disclosures

43. Financial instruments and related disclosures
The objective of GSK’s Treasury activities is to minimise the net cost of financial operations and reduce its volatility to benefit earnings and cash flows. GSK uses a variety of financial
instruments to finance its operations and derivative financial instruments to manage market risks from these operations.
Derivatives principally comprise foreign exchange forward
contracts and swaps which are used to swap borrowings and
liquid assets into currencies required for Group purposes as well as interest rate swaps and cross currency swaps which
are used to manage exposure to financial risks from changes
in interest rates. These financial instruments reduce the
uncertainty of foreign currency transactions and interest
payments.
Derivatives are used exclusively for hedging purposes in
relation to underlying business activities and not as trading or speculative instruments.
Capital management
GSK’s financial strategy supports the Group’s strategic
priorities and is regularly reviewed by the Board. GSK
manages the capital structure of the Group through an
appropriate mix of debt and equity.
The capital structure of the Group consists of net debt of £14.5 billion (2024: £13.1 billion) (see Note 29, ‘Net debt’) and total equity, including items related to non-controlling interests, of
£16.0 billion (2024: £13.1 billion) (see ‘Consolidated statement of changes in equity’ on page 167). Total capital, including that provided by non-controlling interests, is £30.5 billion (2024:
£26.2 billion).
The Group continues to manage its financial policies to a
credit profile that particularly targets ratings of at least A2/A
(Moody's/S&P), through the cycle.
Liquidity risk management
GSK’s policy is to borrow centrally in order to meet anticipated funding requirements. The strategy is to diversify liquidity sources using a range of facilities and to maintain broad
access to financial markets. Each day, GSK sweeps cash to or from a number of global subsidiaries and central Treasury
accounts for liquidity management purposes. GSK utilises
both physical and notional cash pool arrangements as
appropriate by location and currency. For notional cash pools, liquidity is drawn against foreign currency balances to provide both local funding and central liquidity as required and with balances actively managed and maintained to appropriate
levels. As balances in notional pooling arrangements are not settled across currencies, gross cash and overdraft balances are reported.
At 31 December 2025, GSK had £3.0 billion (2024: £2.3 billion)
of borrowings repayable within one year and held £3.4 billion
(2024: £3.9 billion) of cash and cash equivalents and liquid investments of which £2.6 billion (2024: £3.1 billion) was held centrally.
GSK has access to short-term finance under a $10 billion (£7.4 billion) US commercial paper programme; $1,450 million
(£1,078 million) was in issue at 31 December 2025 (2024: $nil
(£nil)). Maximum drawdowns under the US commercial paper
programme during the year were $1,450 million (£1,078
million) (2024: $1,315 million (£1,048 million)). GSK has access to short-term finance under a £5 billion Euro commercial paper programme. There was no Euro commercial paper in issue at
31 December 2025 (2024: €nil (£nil)). Maximum drawdowns
under the Euro commercial paper programme during the year
were €750 million (£642 million) (2024: €170 million (£145
million)).
GSK has £1.6 billion of three-year and $2.2 billion (£1.6 billion)
of 364-day committed facilities. In August 2025 GSK cancelled both these committed facilities and replaced them with new
revolving facilities of equivalent size with maturities of
September 2028 for the three-year facility and September
2026 for the 364-day facility. These committed facilities were undrawn at 31 December 2025. GSK considers this level of
committed facilities to be adequate, given current liquidity requirements.
GSK has a £20 billion Euro Medium Term Note programme
and at 31 December 2025, £8.8 billion of notes were in issue under this programme. The Group also had $9.0 billion
(£6.7 billion) of notes in issue at 31 December 2025 under a
US shelf registration. GSK’s borrowings mature at dates
between 2026 and 2045.
Market risk
Interest rate risk management
GSK’s objective is to minimise the effective net interest cost and to balance the mix of debt at fixed and floating rates over time.
The Group’s main interest rate risk arises from borrowings and investments with floating rates and refinancing of maturing
fixed rate debt where any changes in interest rates will affect future cash flows or the fair values of financial instruments. The policy on interest rate risk management limits the net amount of floating rate debt to a specific cap, reviewed and agreed no less than annually by the Board.
The majority of debt is issued at fixed interest rates and
changes in the floating rates of interest do not significantly affect the Group’s net interest charge. Short-term borrowings including bank facilities are exposed to the risk of future
changes in market interest rates as are the majority of cash and liquid investments.
GSK has the ability to further manage interest rate risk through the use of interest rate swaps and cross currency swaps.
Foreign exchange risk management
The Group’s objective is to minimise the exposure of overseas operating subsidiaries to transaction risk by matching local currency income with local currency costs where possible.
Foreign currency transaction exposures arising on external
and internal trade flows are selectively hedged. GSK’s internal trading transactions are matched centrally and inter-company payment terms are managed to reduce foreign currency risk.
Where possible, GSK manages the cash surpluses or
borrowing requirements of subsidiary companies centrally
using forward contracts to hedge future repayments back into the originating currency.
In order to reduce foreign currency translation exposure, the
Group seeks to denominate borrowings in the currencies of
our principal assets and cash flows. These are primarily
denominated in US Dollars, Euros and Sterling. Borrowings
can be swapped into other currencies as required through the use of cross currency swaps.
Borrowings denominated in, or swapped into, foreign
currencies that match investments in overseas Group assets
may be treated as a hedge against the relevant assets.
Forward contracts in major currencies are also used to reduce exposure to the Group’s investment in overseas assets (see
‘Net investment hedges’ section of this note for further details).
Credit risk
Credit risk is the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group and arises on cash and cash equivalents and favourable
derivative financial instruments held with banks and financial institutions as well as credit exposures to wholesale and retail customers, including outstanding receivables.
The Group considers its maximum credit risk at 31 December
2025 to be £10,036 million (31 December 2024: £9,986 million)
which is the total of the Group’s financial assets with the
exception of ’Other investments’ (comprising equity
investments) which bear equity risk rather than credit risk. See page 231 for details on the Group’s total financial assets. At
31 December 2025, GSK’s greatest concentration of credit risk was £1.3 billion with a wholesaler in the US (2024: £1.1 billion with a wholesaler in the US). See page 229 for further
information on the Group’s credit risk exposure in respect of the three largest US wholesaler customers.
There has been no change in the estimation techniques or
significant assumptions made during the current and prior
reporting periods in assessing the loss allowance for financial assets at amortised cost or at FVTOCI.
Treasury-related credit risk
GSK sets global counterparty limits for each of GSK’s banking and investment counterparties based on long-term credit
ratings from Moody’s and S&P. Usage of these limits is actively monitored. Credit Support Annexes (CSAs) can be utilised to
reduce credit risk on selected trades, taking into consideration impact on current and future liquidity.
GSK actively manages its exposure to credit risk, reducing
surplus cash balances wherever possible. This is part of GSK’s strategy to regionalise cash management and to concentrate
cash centrally as much as possible. The table below sets out the credit exposure to counterparties by rating for liquid
investments, cash and cash equivalents and derivatives.
The gross asset position on each derivative contract is
considered for the purpose of this table, although, under
International Swaps and Derivatives Association (ISDA)
agreements, the amount at risk is the net position with each counterparty. Table (e) on page 240 sets out the Group’s
financial assets and liabilities on an offset basis.
At 31 December 2025, £51 million (2024: £24 million) of cash is categorised as held with unrated or sub-investment grade rated counterparties (lower than BBB-/Baa3). This exposure is concentrated in overseas banks used for local cash management or investment purposes, including: £29 million with Banco de Galicia Y Buenos Aires in Argentina; £15 million with Halk Bank in
Turkey; £4 million in Ecuador held with Banco De La Produccion; and £2 million in Brazil held with Banco Bradesco, Itaú
Unibanco, Banco Do Brasil and Caixa Econômica Federal. Of the £69 million (2024: £80 million) of bank balances and deposits held with BBB/Baa rated counterparties, £23 million was held with BBB-/Baa3 rated counterparties, including balances or deposits of £13 million with OTP Bank in Russia; £8 million with ICICI bank in India; and £2 million with State Bank of India in India.
These banks are used for local investment purposes, with the exception of Russia where there are no plans for new investments.
GSK measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12 month default rates. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and no such loss has been experienced during 2025 or 2024.
Credit ratings are assigned by S&P and Moody’s respectively. Where the opinions of the two rating agencies differ, GSK assigns the lower rating of the two to the counterparty. Where local rating agency or Fitch data is the only source available, the ratings are converted to global ratings equivalent to those of S&P or Moody’s using published conversion tables. These credit ratings form the basis of the assessment of the expected credit loss on Treasury-related balances held at amortised cost being bank balances and deposits and Government securities.

2025	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	48	1,436	69	51	1,604
US Treasury and Treasury repo only money market funds	431	–	–	–	–	431
Liquidity funds	1,362	–	–	–	–	1,362
Government securities	–	9	–	–	–	9
Third-party financial derivatives	–	–	121	–	–	121
Total	1,793	57	1,557	69	51	3,527

2024	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	36	2,450	80	24	2,590
US Treasury and Treasury repo only money market funds	300	–	–	–	–	300
Liquidity funds	980	–	–	–	–	980
Government securities	–	21	–	–	–	21
Third-party financial derivatives	–	–	110	–	–	110
Total	1,280	57	2,560	80	24	4,001
GSK’s centrally managed cash reserves amounted to £2.6
billion (2024: £3.1 billion) at 31 December 2025, all available within three months. This includes £2.3 billion (2024: £1.9
billion) of cash managed by the Group for ViiV Healthcare, a
78.3% (2024: 78.3%) owned subsidiary. The Group has
invested centrally managed liquid assets in bank deposits,
Aaa/AAA rated US Treasury and Treasury repo only money
market funds and Aaa/AAA rated liquidity funds.
Wholesale and retail credit risk
Outside the US, no customer accounts for more than 5% of the
Group’s trade receivables balance.
In the US, in line with other pharmaceutical companies, the
Group sells its products through a small number of
wholesalers in addition to hospitals, pharmacies, physicians and other groups. Sales to the three largest wholesalers
amounted to approximately 79% (2024: 77%) of the sales of
the US Commercial Operations business in 2025.
At 31 December 2025, the Group had trade receivables due
from these three wholesalers totalling £3,127 million or 53% of total trade receivables (2024: £2,766 million or 50%). The
Group is exposed to a concentration of credit risk in respect of these wholesalers such that, if one or more of them encounters financial difficulty, it could materially and adversely affect the
Group’s financial results.
This concentration of trade receivables is reflective of standard market practice in the US pharmaceuticals sector where a
significant portion of sales are made to these three
wholesalers, as disclosed in Note 6, 'Turnover and segment
information'. GSK’s assessment is that there is limited credit risk associated with these customers.
The Group’s credit risk monitoring activities relating to these wholesalers include a review of their quarterly financial
information and S&P credit ratings, development of GSK
internal risk ratings, and establishment and periodic review of credit limits.
All new customers are subject to a credit vetting process and existing customers are subject to a review at least annually.
The vetting process and subsequent reviews involve obtaining information including the customer’s status as a government or private sector entity, audited financial statements, credit
bureau reports, debt rating agency (e.g. Moody’s, S&P)
reports, payment performance history (from trade references, industry credit groups) and bank references.
Trade receivables consist of amounts due from a large number of customers, spread across diverse industries and
geographical areas. Ongoing credit evaluation is performed
on the financial condition of accounts receivable and, where appropriate, credit insurance is purchased or factoring
arrangements put in place.
The amount of information obtained is proportional to the level of exposure being considered. The information is evaluated
quantitatively (i.e. credit score) and qualitatively (i.e.
judgement) in conjunction with the customer’s credit
requirements to determine a credit limit.
Trade receivables are grouped into customer segments that
have similar loss patterns to assess credit risk while other receivables and other financial assets are assessed
individually. Historical and forward-looking information is
considered to determine the appropriate expected credit loss allowance.
The Group believes there is no further credit risk provision required in excess of the allowance for expected credit losses
(see Note 25, ‘Trade and other receivables’).
Credit enhancements
The Group uses credit enhancements including factoring,
letters of credit and credit insurance to minimise the credit risk of the trade receivables in the Group. At 31 December 2025,
£211 million (2024: £307 million) of trade receivables were
insured in order to protect the receivables from loss due to credit risks such as default, insolvency and bankruptcy.
Each Group entity assesses the credit risk of its private
customers to determine if credit insurance is required.
Factoring arrangements are managed locally by entities and
are used to mitigate risk arising from large credit risk
concentrations. All factoring arrangements are non-recourse.
Trade receivables with a carrying amount of £754 million
(2024: £846 million), that would otherwise have appeared on
the Group balance sheet at 31 December 2025, were
derecognised under factoring arrangements.
Fair value of financial assets and liabilities
excluding lease liabilities
The table on page 231 presents the carrying amounts and the
fair values of the Group’s financial assets and liabilities
excluding lease liabilities at 31 December 2025 and
31 December 2024.
The fair values of the financial assets and liabilities are
included at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following methods and assumptions are used to measure
the fair values of significant financial instruments carried at fair value on the balance sheet:
–Other investments – equity investments traded in an active
market determined by reference to the relevant stock
exchange quoted bid price; other equity investments
determined by reference to the current market value of
similar instruments, recent financing rounds or the
discounted cash flows of the underlying net assets
–Trade receivables carried at fair value – based on invoiced amount
–Interest rate swaps, cross currency interest rate swaps,
foreign exchange forward contracts, swaps and options –
based on the present value of contractual cash ﬂows or
option valuation models using market sourced data (for
example exchange rates or interest rates) at the balance
sheet date
–Cash equivalents carried at fair value – based on net asset value of the funds
–Contingent consideration for business acquisitions and
divestments – based on present value of expected future
cash flows
The following methods and assumptions are used to estimate
the fair values of significant financial instruments which are not measured at fair value on the balance sheet:
–Receivables and payables, excluding put options, carried at amortised cost – approximates to the carrying amount
–Payables relating to put options - approximates to the
carrying amount because the Pfizer put option liability is
measured on the gross redemption basis derived from an
internal valuation of the ViiV Healthcare business, utilising a discounted forecast future cash flow methodology (see Note
28 ‘Trade and other payables’ for further details)
–Liquid investments – approximates to the carrying amount
–Cash and cash equivalents carried at amortised cost –
approximates to the carrying amount
–Long-term loans – based on quoted market prices (a Level 1
fair value measurement) in the case of European and US
Medium Term Notes; approximates to the carrying amount in
the case of other fixed rate borrowings and floating rate
bank loans
–Short-term loans, overdrafts and commercial paper –
approximates to the carrying amount because of the short
maturity of these instruments

		2025		2024
	Notes	Carrying amount £m	Fair value £m	Carrying amount £m	Fair value £m

Financial assets measured at amortised cost:
Other non-current assets	b	2	2	5	5
Trade and other receivables	b	4,091	4,091	3,733	3,733
Liquid investments		9	9	21	21
Cash and cash equivalents		1,604	1,604	2,590	2,590

Financial assets measured at fair value through other comprehensive income:
Other investments designated at FVTOCI	a	788	788	843	843
Trade and other receivables	a,b	2,346	2,346	2,163	2,163

Financial assets mandatorily measured at fair value through profit or loss:
Current equity investments and other investments	a	249	249	257	257
Other non-current assets	a,b	14	14	31	31
Trade and other receivables	a,b	56	56	53	53
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	15	15	75	75
Cash and cash equivalents	a	1,793	1,793	1,280	1,280

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	106	106	35	35
Total financial assets		11,073	11,073	11,086	11,086

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	d	(6,524)	(6,388)	(5,346)	(5,278)
– other bonds		(8,973)	(9,104)	(9,774)	(9,597)
– bank loans and overdrafts		(314)	(314)	(762)	(762)
– commercial paper in a designated hedging relationship		–	–	–	–
– other commercial paper		(1,078)	(1,078)	–	–
– other borrowings		(1)	(1)	(2)	(2)
Total borrowings excluding lease liabilities	f	(16,890)	(16,885)	(15,884)	(15,639)
Trade and other payables	c	(13,185)	(13,185)	(13,160)	(13,160)
Other provisions	c	(306)	(306)	(182)	(182)
Other non-current liabilities	c	(13)	(13)	(46)	(46)
Financial liabilities mandatorily measured at fair value through profit or loss:
Contingent consideration liabilities	a,c	(6,733)	(6,733)	(7,280)	(7,280)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(54)	(54)	(35)	(35)

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	(88)	(88)	(157)	(157)
Total financial liabilities excluding lease liabilities		(37,269)	(37,264)	(36,744)	(36,499)

Net financial assets and financial liabilities excluding lease liabilities		(26,196)	(26,191)	(25,658)	(25,413)
The valuation methodology used to measure fair value in the above table is described and categorised on page 230.
Trade and other receivables, Other non-current assets, Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities are reconciled to the relevant Notes on pages 233 to 234.
Fair value of investments in GSK shares
At 31 December 2025, the Employee Share Ownership Plan (ESOP) Trusts held GSK shares with a carrying amount of £282 million (2024: £397 million) and a market value of £1,147 million (2024: £866 million) based on quoted market price. The shares are held by the ESOP Trusts to satisfy future exercises of options and awards under employee incentive schemes. In 2025, the carrying amount, which is the lower of cost or expected proceeds, of these shares has been recognised as a deduction from other reserves. At 31 December 2025, GSK held Treasury shares at a cost of £3,948 million (2024: £2,958 million) which has been deducted from retained earnings.
(a) Financial instruments held at fair value
The following tables categorise the Group’s financial assets and liabilities held at fair value by the valuation methodology applied in determining their fair value. Where possible, quoted prices in active markets are used (Level 1). Where such prices are not available, the asset or liability is classified as Level 2, provided all significant inputs to the valuation model used are based on observable market data. If one or more of the significant inputs to the valuation model is not based on observable market data, the instrument is classified as Level 3. Other investments classified as Level 3 in the tables below comprise equity investments in unlisted entities with which the Group has entered into research collaborations and investments which provide access to biotechnology developments of potential interest.

At 31 December 2025	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income:
Other investments designated at FVTOCI	592	–	196	788
Trade and other receivables	–	2,346	–	2,346
Financial assets mandatorily measured at fair value through profit or loss:
Current equity investments and other investments	–	–	249	249
Other non-current assets	–	–	14	14
Trade and other receivables	–	41	15	56
Held for trading derivatives that are not in a designated and effective hedging relationship	–	15	–	15
Cash and cash equivalents	1,793	–	–	1,793
Derivatives designated and effective as hedging instruments	–	106	–	106
	2,385	2,508	474	5,367
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss:
Contingent consideration liabilities	–	–	(6,733)	(6,733)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(54)	–	(54)
Derivatives designated and effective as hedging instruments	–	(88)	–	(88)
	–	(142)	(6,733)	(6,875)

At 31 December 2024	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income:
Other investments designated at FVTOCI	646	–	197	843
Trade and other receivables	–	2,163	–	2,163
Financial assets mandatorily measured at fair value through profit or loss:
Current equity investments and other investments	–	–	257	257
Other non-current assets	–	–	31	31
Trade and other receivables	–	51	2	53
Held for trading derivatives that are not in a designated and effective hedging relationship	–	75	–	75
Cash and cash equivalents	1,280	–	–	1,280
Derivatives designated and effective as hedging instruments	–	35	–	35
	1,926	2,324	487	4,737
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss:
Contingent consideration liabilities	–	–	(7,280)	(7,280)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(35)	–	(35)
Derivatives designated and effective as hedging instruments	–	(157)	–	(157)
	–	(192)	(7,280)	(7,472)
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2025 £m	2024 £m
At 1 January	(6,793)	(6,248)
Exchange adjustments	13	(1)
Net losses recognised in the income statement	(586)	(1,733)
Net losses recognised in other comprehensive income	(30)	(42)
Contingent consideration related to business acquisitions in the period	(280)	(104)
Settlement of contingent consideration liabilities	1,347	1,254
Additions	172	111
Disposals and settlements	(85)	(30)
Transfers from Level 3	(17)	–
At 31 December	(6,259)	(6,793)
Of the total net losses of £586 million (2024: £1,733 million) attributable to Level 3 financial instruments which were recognised in the income statement, £586 million (2024: £1,733 million) were in respect of financial instruments which were held at the end of the year and were reported in other operating income/expense. Charges of £649 million (2024: £1,533 million) arose from remeasurement of the contingent consideration payable for the acquisition of the former Shionogi-ViiV Healthcare joint venture. A remeasurement charge of £146 million (2024: £215 million) arose from remeasurement of the contingent consideration payable for the acquisition of the Novartis Vaccines business. A gain of £254 million (2024: £22 million) arose on the remeasurement of the
Affinivax contingent consideration liability for the year.
Contingent consideration payable for the acquisition of BP Asset IX amounting to £222 million was recognised during the year.
Further information on the BP Asset IX acquisition is provided in Note 40, ‘Acquisitions and disposals’.
There were transfers of £17 million (2024: £nil) out of Level 3 financial instruments in the year. Movements arising on the translation of overseas net assets for consolidation into the Group accounts are recorded as exchange adjustments. Net gains and losses include the impact of other exchange movements.
Financial liabilities measured using Level 3 valuation methods at 31 December 2025 included £5,433 million (2024:
£6,061 million) in respect of contingent consideration payable for the acquisition in 2012 of the former Shionogi-ViiV Healthcare joint venture. This consideration is expected to be paid over a number of years and will vary in line with the future performance of specified products and movements in certain foreign currencies. A further £651 million (2024: £575 million) is in respect of contingent consideration for the acquisition in 2015 of the Novartis Vaccines business. This consideration is expected to be paid over a number of years and will vary in line with the future performance of specified products, the achievement of certain milestone targets and movements in certain foreign currencies. Contingent consideration liabilities for the acquisition of Affinivax in 2022 of £219 million (2024: £502 million) and for the acquisition of BP Asset IX during the year of £231 million are recognised at
31 December 2025. The consideration for both Affinivax and BP Asset IX is expected to be paid over a number of years and will vary in line with the achievement of certain development and regulatory milestones, and movements in the USD/GBP exchange rate. Sensitivity analysis on these liabilities is provided in Note 32, ‘Contingent consideration liabilities’.
(b) Trade and other receivables and Other non-current assets in scope of IFRS 9
The following table reconciles financial instruments within Trade and other receivables and Other non-current assets which fall within the scope of IFRS 9 to the relevant balance sheet amounts. The financial assets are predominantly non-interest earning.
Non-financial instruments include tax receivables, amounts receivable under insurance contracts, pension surplus balances and prepayments, which are outside the scope of IFRS 9.

				2025						2024
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 25)	56	2,346	4,091	6,493	978	7,471	53	2,163	3,733	5,949	887	6,836
Other non-current assets (Note 23)	14	–	2	16	2,132	2,148	31	–	5	36	1,906	1,942
	70	2,346	4,093	6,509	3,110	9,619	84	2,163	3,738	5,985	2,793	8,778
Trade and other receivables include trade receivables of £5,913 million (2024: £5,563 million). The Group has portfolios in each of the three business models under IFRS 9: £41 million (2024: £51 million), measured at FVTPL, is held to sell the contractual cash flows as the receivables will be sold under a factoring arrangement, £2,346 million (2024: £2,163 million), measured at FVTOCI, is held to either collect or sell the contractual cash flows as the receivables may be sold under a factoring agreement, and £3,526 million (2024: £3,349 million), measured at amortised cost, is held to collect the contractual cash flows and there is no factoring agreement in place.
(c) Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities in scope of IFRS 9
The following table reconciles financial instruments within Trade and other payables, Other provisions, Contingent consideration liabilities and Other non-current liabilities which fall within the scope of IFRS 9 to the relevant balance sheet amounts. The financial liabilities are predominantly non-interest bearing. Non-financial instruments include payments on account, tax and social security payables and provisions which do not arise from contractual obligations to deliver cash or another financial asset, which are outside the scope of IFRS 9.

			2025					2024
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 28)	–	(13,185)	(13,185)	(2,196)	(15,381)	–	(13,160)	(13,160)	(2,175)	(15,335)
Other provisions (Note 31)	–	(306)	(306)	(1,242)	(1,548)	–	(182)	(182)	(2,353)	(2,535)
Contingent consideration liabilities (Note 32)	(6,733)	–	(6,733)	–	(6,733)	(7,280)	–	(7,280)	–	(7,280)
Other non-current liabilities (Note 33)	–	(13)	(13)	(1,010)	(1,023)	–	(46)	(46)	(1,054)	(1,100)
	(6,733)	(13,504)	(20,237)	(4,448)	(24,685)	(7,280)	(13,388)	(20,668)	(5,582)	(26,250)
(d) Derivative financial instruments and hedging programmes
Derivatives are only used for economic hedging purposes and not as speculative investments and are measured at FVTPL, other than designated and effective hedging instruments. Derivatives are presented as current assets or liabilities if they are expected to be settled within 12 months after the end of the reporting period, otherwise they are classified as non-current. The Group has the following derivative financial instruments:

	2025 Fair value		2024 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Non-current:
Net investment hedges – Cross currency interest rate swaps (net principal amount – £807 million (2024: £nil))	–	(24)	–	–
Cash flow hedges – Cross currency interest rate swaps (net principal amount – £743 million (2024: £nil))	–	(42)	–	–
Fair value hedges – Interest rate swaps (net principal amount – £849 million (2024: £nil))	–	(1)	–	–
Cash flow hedges – Interest rate swaps (net principal amount – £849 million (2024: £nil))	–	–	–	–
Current:
Net investment hedges – Foreign exchange contracts (net principal amount – £14,720 million (2024: £13,206 million))[1]	106	(21)	35	(157)
Derivatives designated and effective as hedging instruments	106	(88)	35	(157)
Non-current:
Foreign exchange contracts (net principal amount – £nil (2024: £35 million))	–	–	1	–
Current:
Foreign exchange contracts (net principal amount – £9,884 million (2024: £8,676 million))	15	(54)	73	(35)
Embedded and other derivatives	–	–	1	–
Derivatives classified as held for trading	15	(54)	75	(35)
Total derivative instruments	121	(142)	110	(192)
(1) Includes options with net principal amount EUR 1 billion (2024: EUR 1.25 billion).
Fair value hedges
At 31 December 2025, the Group had designated interest rate swaps as fair value hedges as mentioned below in the Interest rate risk section. At 31 December 2024, the Group had no designated fair value hedges.
Net investment hedges
At 31 December 2025, certain foreign exchange contracts were designated as net investment hedges in respect of the foreign currency translation risk arising on consolidation of the Group’s net investment in its European (Euro), American (USD),
Singaporean (SGD), Canadian (CAD), Chinese (CNH), Swiss Franc (CHF) and Japanese (JPY) foreign operations as shown in the table below.
Additionally, the Group had entered into cross currency interest rate swaps which were designated as net investment hedges and cash flow hedges.
The carrying amount of bonds on page 231 included £4,944 million (2024: £5,346 million) that were designated as hedging instruments in net investment hedges.
Cash flow hedges
During 2024 and 2025, the Group entered into forward foreign exchange contracts which have been designated as cash flow hedges. These were entered into to hedge the foreign exchange exposure arising on cash flows from Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term Note programme, and to hedge foreign currency payments due on acquisitions, and collaboration or licensing arrangements.
As mentioned above, some of the cross currency interest rate swaps entered into in 2025 were designated as cash flow hedges.
The Group manages its cash flow interest rate risk by using floating-to-fixed interest rate swaps. In addition, the Group carries a balance in reserves that arose from pre-hedging fluctuations in long-term interest rates when pricing bonds issued in prior years and in the current year. The balance is reclassified to finance costs over the life of these bonds.
Foreign exchange risk
In the current year, the Group has designated certain foreign exchange forward contracts and swaps as cash flow and net investment hedges. Additionally, the Group has entered into cross currency interest rate swaps which are designated as (a) cash flow hedges of foreign exchange and interest rate risk (floating USD to fixed GBP), (b) net investment hedges as mentioned above (fixed GBP to fixed EUR), and (c) cash flow hedges of foreign exchange risk (fixed USD to fixed GBP). Foreign exchange derivative financial assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the consolidated balance sheet. The following tables detail the foreign exchange forward contracts and swaps outstanding at the end of the reporting period, as well as information on the related hedged items.
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. The Group enters into hedge relationships where the critical terms of the hedging instrument match exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match exactly with the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness.
The main source of hedge ineffectiveness in these hedging relationships is the effect of the counterparty and the Group’s own credit risk on the fair value of the foreign exchange forward contracts and swaps, which is not reflected in the fair value of the hedged item attributable to changes in foreign exchange rates. In 2024 another source of ineffectiveness emerged from these hedging relationships namely the principal amount of USD net investment hedges exceeded the hedged item for a period of ten days owing to an adjustment to the USD net assets of the Group because of a change in the provision for the Zantac litigation between quarters but after the financial instruments were entered into with the counterparty. The ineffectiveness recorded for this period was £nil (2024: £15 million). No ineffectiveness was recorded from cash flow hedges in 2025 (2024: £nil). No other ineffectiveness was recorded from net investment hedges in 2025 (2024: £nil).
In 2025, the movement in the time value of options recognised in reserves is £4 million credit (2024: £4 million charge) and is accounted for as a cost of hedging.

					2025
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges:
Cross currency interest rate swaps
Buy foreign currency:
Over 12 months	1.29	USD	743	(42)	(42)

					2025
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges:
Foreign exchange contracts:
Sell foreign currency:
Less than 3 months	1.14	EUR	8,669	18	(410)
	210.89	JPY	47	–	5
	1.33	USD	4,437	43	216
	8.77	CNH	60	4	2
3 to 6 months	1.28	USD	223	12	12
Over 6 months	1.82	CAD	285	–	7
	1.69	SGD	61	–	3
	1.33	USD	735	8	8
	9.33	CNH	123	(1)	(2)
	1.02	CHF	80	1	–
Cross currency swaps
Over 12 months	1.19	EUR	807	(24)	(30)

Borrowings:
Less than 3 months		EUR	–	–	(31)
3 to 6 months		EUR	873	(873)	(43)
Over 6 months		JPY	202	(201)	14
		EUR	3,885	(3,870)	(188)
			20,487	(4,883)	(437)

	2025
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges:
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated floating debt issued	28	4	–
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated fixed debt issued	14	–	–
Net investment hedges:
Net investment in foreign operations	437	(648)	–

					2024
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges:
Foreign exchange contracts:
Sell foreign currency:
Less than 3 months	1.20	EUR	8,201	19	359
	197.82	JPY	84	(1)	13
	1.29	USD	2,417	(66)	(56)
	9.26	CNH	61	(1)	(1)
3 to 6 months	1.31	USD	1,827	(75)	(75)
Over 6 months	1.76	CAD	244	2	17
	1.67	SGD	164	–	3
	1.17	EUR	208	–	1
Borrowings:
Less than 3 months		EUR	–	–	42
3 to 6 months		EUR	623	(622)	28
Over 6 months		JPY	216	(216)	19
		EUR	4,524	(4,508)	157
			18,569	(5,468)	507

	2024
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Net investment hedges:
Net investment in foreign operations	(522)	(208)	–
£nil (2024: £nil) of balances in the cash flow hedge reserve arise from hedging relationships for which hedge accounting is no longer applied.
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

									2025
				Amount reclassified to profit or loss				Amount transferred to balance sheet via basis adjustment
	Hedging gains/ (losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included		Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges:
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated floating debt issued	(23)	–	Finance income or expense	–	20	Other income or expense		–	–
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated fixed debt issued	(14)	–	Finance income or expense	–	13	Other income or expense		–	–

Net investment hedges:
Net investment in foreign operations	(437)	–	Finance income	–	3	Other income or expense		–	–
Time value of options	4	–	Finance income or expense	–	–	Other income or expense	–	–	–

									2024
				Amount reclassified to profit or loss				Amount transferred to balance sheet via basis adjustment
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included		Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges:
Variability in cash flows from a highly probable forecast transaction	8	–	Finance income or expense	–	–	–		(6)	Intangible assets

Net investment hedges:
Net investment in foreign operations	522	(15)	Finance income	–	5	Other income or expense		–	–

Time value of options	(4)	–	Finance income or expense	–	–	Other income or expense	–	–	–
Interest rate risk
The Group manages its cash flow interest rate risk by using floating-to-fixed interest rate swaps, where at quarterly intervals the difference between fixed contract rates and floating rate interest amounts calculated by reference to the agreed notional principal amounts are exchanged.
During 2025, cross currency interest rate swaps were entered into, as mentioned above in the Foreign exchange risk section. The floating USD to fixed GBP leg of these were hedges of interest rate risk.
There were no cross currency interest rate swaps or interest rate swaps outstanding at 31 December 2024.
Additionally, interest rate swaps were entered into in 2025 to minimise the interest cost of existing debt. This involved entering into fixed GBP to floating GBP swaps (designated as fair value hedges) for the full remaining life of the bonds and floating GBP to fixed GBP (designated as cash flow hedges) for a period of five years.
The only other impact on these financial statements of interest rate swaps is where the interest rate risk on an element of future debt issuance has been managed by entering into forward starting interest rate swaps, effectively to lock in the interest rates on the debt in advance. These were closed out at the time of issuing the debt, and the resulting gain or loss held in the cash flow hedge reserve and reclassified to income statement as the interest payments on the debt impacted the income statement.
Forward starting interest rate swaps
Forward starting interest rate contracts, exchanging floating interest for fixed interest, were designated as cash flow hedges to hedge the interest variability of the interest cash flows associated with future fixed rate debt.
Interest rate swaps
Interest rate swap contract assets and liabilities are presented (when applicable) in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the consolidated balance sheet.
£16 million (2024: £16 million) of balances in the cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied.
The following tables provide information regarding interest rate swaps and the related hedged items at 31 December 2025. There were none at 31 December 2024.

				2025
Hedging instruments	Average contracted fixed rate %	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness	Fair value assets/ (liabilities)
Cash flow hedges:
1-5 years	3.67%	371	–	–
5-10 years	3.70%	478	–	–
Fair value hedges:
10-30 years	4.37%	849	(1)	(1)

		2025
Hedged items	Change in fair value for recognising hedge ineffectiveness	Balance in cash flow hedge reserve for continuing hedges
Variability in fair value of the Sterling external debt attributable to changes in Sterling interest rates	1	–
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

			2025
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges:
Pre-hedging of long-term interest rates: Matured in the past	(3)	–	Finance income or expense	–	4	Finance income or expense

			2024
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges:
Pre-hedging of long-term interest rates:
Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense
(e) Offsetting of financial assets and liabilities
Financial assets and liabilities are offset and the net amount reported in the balance sheet where there is a legally enforceable right to offset the recognised amounts, and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously. There are also arrangements that do not meet the criteria for offsetting but still allow for the related amounts to be offset in certain circumstances, such as bankruptcy or the termination of a contract.
The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2025 and 31 December 2024. The column ‘Net balance’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

31 December 2025	Gross financial assets/ (liabilities) £m	Gross financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset in the balance sheet £m	Net balance £m
Financial assets:
Trade and other receivables	6,495	–	6,495	–	6,495
Derivative financial instruments	121	–	121	(63)	58

Financial liabilities:
Trade and other payables	(13,185)	–	(13,185)	–	(13,185)
Derivative financial instruments	(142)	–	(142)	63	(79)

31 December 2024	Gross financial assets/ (liabilities) £m	Gross Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets:
Trade and other receivables	5,950	(1)	5,949	–	5,949
Derivative financial instruments	110	–	110	(89)	21

Financial liabilities:
Trade and other payables	(13,161)	1	(13,160)	–	(13,160)
Derivative financial instruments	(192)	–	(192)	89	(103)
Amounts which do not meet the criteria for offsetting on the balance sheet but could be settled net in certain circumstances principally relate to derivative transactions under ISDA agreements where each party has the option to settle amounts on a net basis in the event of default of the other party. As there is presently not a legally enforceable right of offset, these amounts have not been offset in the balance sheet, but have been presented separately in the table above.
(f) Debt interest rate repricing table
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2025	2024
	Total debt £m	Total debt £m
Floating and fixed rate debt less than one year	(2,875)	(2,181)
Between one and two years	(1,487)	(1,410)
Between two and three years	(2,247)	(721)
Between three and four years	(1,174)	(2,355)
Between four and five years	(1,646)	(1,207)
Between five and ten years	(3,920)	(2,738)
Greater than ten years	(3,541)	(5,272)
Total	(16,890)	(15,884)
Original issuance profile:
Fixed rate interest	(15,052)	(15,126)
Floating rate interest	(1,838)	(756)
Non-interest bearing	–	(2)
	(16,890)	(15,884)
(g) Sensitivity analysis
The tables below illustrate the estimated impact on the income statement and equity as a result of hypothetical market movements in foreign exchange and interest rates in relation to the Group’s financial instruments. The range of variables chosen for the sensitivity analysis reflects management’s view of changes which are reasonably possible over a one-year period.
Foreign exchange sensitivity
The Group operates internationally and is primarily exposed to foreign exchange risk in relation to Sterling against movements in
US Dollar, Euro and Japanese Yen. Foreign exchange risk arises from the translation of financial assets and liabilities which are not in the functional currency of the entity that holds them. Based on the Group’s net financial assets and liabilities as at 31
December a weakening and strengthening of Sterling against these currencies, with all other variables held constant, is illustrated in the tables below. The tables exclude financial instruments that expose the Group to foreign exchange risk where this risk is fully hedged with another financial instrument.

	2025	2024
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	38	106
15 cent appreciation of the US Dollar	59	167
10 cent appreciation of the Euro	(10)	(42)
15 cent appreciation of the Euro	(16)	(66)
10 yen appreciation of the Yen	–	–
15 yen appreciation of the Yen	–	–

	2025	2024
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(32)	(91)
15 cent depreciation of the US Dollar	(47)	(131)
10 cent depreciation of the Euro	9	36
15 cent depreciation of the Euro	13	51
10 yen depreciation of the Yen	–	–
15 yen depreciation of the Yen	–	–
The equity impact, shown below, for foreign exchange sensitivity relates to derivative and non-derivative financial instruments hedging the Group’s net investments in its European (Euro) foreign operations and cash flow hedges of its foreign exchange exposure arising on Euro denominated coupon payments relating to notes issued under the Group’s European Medium Term
Note programme.

	2025	2024
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	(373)	(368)
15 cent appreciation of the US Dollar	(584)	(577)
10 cent appreciation of the Euro	(1,297)	(1,188)
15 cent appreciation in Euro	(2,031)	(1,834)

	2025	2024
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	322	313
15 cent depreciation of the US Dollar	467	453
10 cent depreciation of the Euro	1,108	958
15 cent depreciation of the Euro	1,581	1,384
The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 29, 'Net debt', excluding lease liabilities within ‘Liabilities relating to assets held for sale’ and adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2025	2024
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent appreciation of the US Dollar	(482)	(555)
15 cent appreciation of the US Dollar	(753)	(870)
10 cent appreciation of the Euro	240	178
15 cent appreciation of the Euro	378	279
10 yen appreciation of the Yen	(5)	(5)
15 yen appreciation of the Yen	(7)	(8)

	2025	2024
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent depreciation of the US Dollar	415	473
15 cent depreciation of the US Dollar	602	684
10 cent depreciation of the Euro	(202)	(150)
15 cent depreciation of the Euro	(291)	(217)
10 yen depreciation of the Yen	4	5
15 yen depreciation of the Yen	6	7
Interest rate sensitivity
The Group is exposed to interest rate risk on its outstanding borrowings and investments where any changes in interest rates will affect future cash flows or the fair values of financial instruments.
The majority of debt is issued at fixed interest rates and changes in the floating rates of interest do not significantly affect the
Group’s net interest charge, although the majority of cash and liquid investments earn floating rates of interest.
The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. A 1% (100 basis points) or 1.5% (150 basis points) movement in Sterling, US Dollar or
Euro interest rates is not deemed to have a material effect on equity. A 1% (100 basis points) or 1.5% (150 basis points) decrease in Sterling, US Dollar or Euro interest rates would have an equal and opposite impact to that shown below.

	2025	2024
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	71	72
1.5% (150 basis points) increase in Sterling interest rates	106	108
1% (100 basis points) increase in US Dollar interest rates	(52)	(43)
1.5% (150 basis points) increase in US Dollar interest rates	(77)	(64)
1% (100 basis points) increase in Euro interest rates	(21)	(20)
1.5% (150 basis points) increase in Euro interest rates	(32)	(30)
(h) Contractual cash flows for non-derivative financial liabilities and derivative instruments
The following tables provide an analysis of the anticipated contractual cash flows including interest payable for the Group’s non-
derivative financial liabilities on an undiscounted basis. For the purpose of this table, debt is defined as all classes of borrowings except for lease liabilities and financial liabilities within liabilities relating to assets held for sale. Interest is calculated based on debt held at 31 December without taking account of future issuance. Floating rate interest is estimated using the prevailing interest rate at the balance sheet date. Cash flows in foreign currencies are translated using spot rates at 31 December.

At 31 December 2025	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m		Total £m
Due in less than one year	(2,879)	(579)	(137)	(56)	(14,733)	–	(18,384)
Between one and two years	(1,487)	(538)	(217)	(37)	(1,382)	–	(3,661)
Between two and three years	(2,252)	(477)	(108)	(25)	(1,182)	–	(4,044)
Between three and four years	(1,180)	(429)	(71)	(20)	(1,352)	–	(3,052)
Between four and five years	(1,286)	(396)	(50)	(16)	(679)	–	(2,427)
Between five and ten years	(3,475)	(1,619)	(176)	(39)	(1,929)	–	(7,238)
Greater than ten years	(4,419)	(954)	(71)	(10)	(1,222)	–	(6,676)
Gross contractual cash flows	(16,978)	(4,992)	(830)	(203)	(22,479)	–	(45,482)

At 31 December 2024	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(2,181)	(540)	(168)	(41)	(14,440)	(17,370)
Between one and two years	(1,411)	(500)	(222)	(34)	(1,247)	(3,414)
Between two and three years	(723)	(484)	(146)	(29)	(1,593)	(2,975)
Between three and four years	(2,362)	(434)	(109)	(23)	(1,461)	(4,389)
Between four and five years	(1,213)	(383)	(73)	(20)	(913)	(2,602)
Between five and ten years	(2,759)	(1,646)	(299)	(53)	(2,318)	(7,075)
Greater than ten years	(5,320)	(1,251)	(85)	(14)	(1,313)	(7,983)
Gross contractual cash flows	(15,969)	(5,238)	(1,102)	(214)	(23,285)	(45,808)
The table below provides an analysis of the anticipated contractual cash flows for the Group’s derivative instruments excluding equity options which do not give rise to cash flows, and other embedded derivatives, which are not material, using undiscounted cash flows. Cash flows in foreign currencies are translated using spot rates at 31 December. The gross cash flows of foreign exchange contracts are presented for the purpose of this table although, in practice, the Group uses standard settlement arrangements to reduce its liquidity requirements on these instruments.

				2025				2024
	Gross cash inflows	Gross cash outflows	Net cash inflows	Net cash outflows	Gross cash inflows	Gross cash outflows	Net cash inflows	Net cash outflows
	Foreign exchange forward contracts, swaps and cross currency interest rate swaps £m	Foreign exchange forward contracts, swaps and cross currency interest rate swaps £m	Interest rate swap contracts £m	Interest rate swap contracts £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Interest rate swap contracts £m	Interest rate swap contracts £m
Less than one year	29,815	(29,748)	3	–	28,567	(28,634)	–	–
Between one and two years	1,548	(1,612)	8	(2)	36	(35)	–	–
Between two and three years	–	–	7	(1)	–	–	–	–
Between three and four years	–	–	6	–	–	–	–	–
Between four and five years	–	–	6	–	–	–	–	–
Greater than five years	–	–	6	(49)	–	–	–	–
Gross contractual cash flows	31,363	(31,360)	36	(52)	28,603	(28,669)	–	–